Share-based payments charge - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares year vesting_method hour	Dec. 31, 2016 GBP (£) shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge | £	£ 2,920,000	£ 580,000
Number of share options granted (in shares)	4,656,828
Fair value of equity instruments | £	£ 5,330,000	£ 1,930,000
Weighted average remaining contractual life of outstanding share options | year	8.6	8.2
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of vesting methods | vesting_method	2
Exercise period	10 years
Number of share options granted (in shares)	4,656,828	1,670,000
EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Exercise period	10 years
Hours worked per week (at least) | hour	25
Percent of working time (at least)	75.00%
Number of share options granted (in shares)	0	32,000
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting methods | vesting_method	2
Number of share options granted (in shares)	1,052,236	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0	0
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.32
Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Method one, tranche one | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Vesting portion	0.3333
Method one, tranche one | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Vesting portion	0.3333
Method one, tranche two | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Vesting portion	0.3333
Method one, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Vesting portion	0.3333
Method one, tranche three | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting portion	0.3333
Method one, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting portion	0.3333
Method two, tranche one | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion	0.25
Method two, tranche one | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion	0.25
Method two, tranche two | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion	0.25
Method two, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Vesting portion	0.25
Method two, tranche three | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion	0.25
Method two, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Vesting portion	0.25
Method two, tranche four | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Vesting portion	0.25
Method two, tranche four | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Vesting portion	0.25
Advisor Options | Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period	1 year
Advisor Options | Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period	2 years